Bank Loans (Details) - Bank Loan [Member]	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Bank Loans (Details) [Line Items]
Percentage of weighted average interest rate for the short-term bank loans	3.96%	4.33%	4.05%
Percentage of weighted average interest rate for the long-term bank loans	5.42%	4.05%	10.98%